Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Condensed Statements Of Operations
REVENUE				$ 12,610	$ 13,511
OPERATING EXPENSES
Research and development	45,229	6,507	70,810	31,845	31,965	52,987
Professional fees	55,775	42,389	238,172	141,643	186,027	353,761
Selling, general and administrative expenses	51,881	57,610	181,040	171,521	231,214	246,627
Impairment expense					14,320
Total operating expenses	152,885	106,506	490,022	345,009	463,526	653,375
Net loss from operations	(152,885)	(106,506)	(490,022)	(332,399)	(450,015)	(653,375)
Other income (expense)
Interest expense	(24,654)	(2,764)	(31,848)	(7,752)	(10,646)	(7,111)
Interest expense related to derivative liability	31,000
Change in derivative	118,698
Net loss before income taxes	(27,041)	(109,270)	(521,870)	(340,151)	(460,661)	(660,486)
Income taxes
Net loss	$ (27,041)	$ (109,270)	$ (521,870)	$ (340,151)	$ (460,661)	$ (660,486)
Basic and diluted loss per share	$ .00	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.04)
Weighted average number of shares outstanding	36,487,737	17,020,019	25,218,938	16,889,251	16,950,902	16,469,942